Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments

10. Derivative Instruments

The fair value of the Company's derivative instruments on a gross basis consisted of the following at June 30, 2015 and December 31, 2014:

		June 30, 2015		December 31, 2014

(in thousands)		Fair		Fair
Derivatives Assets	Balance Sheet Classification	Value	Notional	Value	Notional
Equities futures	Receivables from broker dealers and clearing organizations	$(10,046)	$1,441,389	$241	$561,029
Commodity futures	Receivables from broker dealers and clearing organizations	86,901	6,668,358	42,489	28,823,081
Currency futures	Receivables from broker dealers and clearing organizations	13,333	2,600,729	3,180	2,916,222
Treasury futures	Receivables from broker dealers and clearing organizations	(15)	523,513	504	857,363
Options	Financial instruments owned	190	17,153	321	39,802
Currency forwards	Financial instruments owned	361,506	22,576,627	1,629,637	127,021,198
Interest rate swaps	Financial instruments owned	424	82,010	—	—

		Fair		Fair
Derivatives Liabilities	Balance Sheet Classification	Value	Notional	Value	Notional
Equities futures	Payables to broker dealers and clearing organizations	$—	$—	$(268)	$122,948
Commodity futures	Payables to broker dealers and clearing organizations	90,322	22,614,981	(295)	15,727
Currency futures	Payables to broker dealers and clearing organizations	(519)	2,131,257	(3,077)	2,123,341
Options	Financial instruments sold, not yet purchased	214	17,909	79	12,913
Treasury futures	Payables to broker dealers and clearing organizations	—	—	—	—
Custom equity based swap	Payables to broker dealers and clearing organizations	—	—	—	—
Currency forwards	Financial instruments sold, not yet purchased	373,870	24,557,934	1,645,820	125,152,639
Interest rate swaps	Financial instruments sold, not yet purchased	434	82,010	12	164,020

Amounts included in receivables from and payables to broker-dealers and clearing organizations represent variation margin on long and short futures contracts.

The following table summarizes the gain from derivative instruments not designated as hedging instruments under ASC 815, which are recorded in trading income, net in the accompanying condensed consolidated statements of comprehensive income for the six months ended June 30, 2015 and 2014:

	For the Six Months Ended June 30,
(in thousands)	2015	2014
Futures	$640,873	$82,058
Currency forwards	(20,697)	53,833
Options	(373)	805
Interest rate swaps	2	—
	$619,805	$136,696

Virtu Financial, LLC and subsidiaries
Derivative Instruments

10. Derivative Instruments

The fair value of the Company’s derivative instruments on a gross basis consisted of the following at December 31, 2014 and 2013:

		2014		2013
(in thousands)		Fair		Fair
Derivatives Assets	Balance Sheet Classification	Value	Notional	Value	Notional
Equities futures	Receivables from broker-dealers and clearing organizations	$241	$561,029	$(2,719)	$232,352
Commodity futures	Receivables from broker-dealers and clearing organizations	42,489	28,823,081	(29,642)	38,681,821
Currency futures	Receivables from broker-dealers and clearing organizations	3,180	2,916,222	5,028	2,281,524
Treasury futures	Receivables from broker-dealers and clearing organizations	504	857,363	4	203,966
Options	Financial instruments owned	321	39,802	948	105,353
Currency forwards	Financial instruments owned	1,629,637	127,021,198	179,650	59,513,182

		Fair		Fair
Derivatives Liabilities	Balance Sheet Classification	Value	Notional	Value	Notional
Equities futures	Payables to broker-dealers and clearing organizations	$(268)	$122,948	$(3,024)	$769,929
Commodity futures	Payables to broker-dealers and clearing organizations	(295)	15,727	(61)	30,789
Currency futures	Payables to broker-dealers and clearing organizations	(3,077)	2,123,341	(381)	959,125
Treasury futures	Payables to broker-dealers and clearing organizations	—	—	79	825,011
Custom equity based swap	Payables to broker-dealers and clearing organizations	—	—	2	15,877
Options	Financial instruments sold, not yet purchased	79	12,913	2,038	92,868
Currency forwards	Financial instruments sold, not yet purchased	1,645,820	125,152,639	163,070	60,746,555
Interest rate swap	Financial instruments sold, not yet purchased	12	164,020	—	—

Amounts included in receivables from and payables to broker‑dealers and clearing organizations represent variation margin on long and short futures contracts.

The following table summarizes the gain or loss on derivative instruments not designated as hedging instruments under ASC 815, which are recorded in trading income, net in the accompanying consolidated statements of comprehensive income for the years ended December 31, 2014, 2013 and 2012:

	For the Years Ended December 31,
(in thousands)	2014	2013	2012
Futures	$(78,234)	$191,046	$291,087
Currency forwards	(32,785)	(1,817)	(5,002)
Options	(987)	2,680	(312)
Interest rate swaps	(12)	—	—
	$(112,018)	$191,909	$285,773